Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 17,524	$ 19,180
Current		4,226,946	4,043,016
Total loans		4,244,470	4,062,196
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
Number of days past due		90 days	90 days
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	$ 15,923	$ 17,828
Current	[1]	3,045,429	3,005,108
Total loans	[1]	3,061,352	3,022,936
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,601	1,352
Current		1,181,517	1,037,908
Total loans		1,183,118	1,039,260
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,241	4,802
30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,869	4,117
30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		372	685
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,931	456
60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,404	456
60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		527	0
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		13,352	13,922
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	12,650	13,255
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		702	667
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		212,492	199,499
Commercial [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	[2]	193,707	181,512
Commercial [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		18,785	17,987
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		481	758
Current		166,960	179,180
Total loans		167,441	179,938
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	481	758
Current	[1]	148,294	161,428
Total loans	[1],[2]	148,775	162,186
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		18,666	17,752
Total loans		18,666	17,752
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		125	141
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	125	141
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		77	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	77	0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		279	617
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	279	617
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		80	113
Current		44,971	19,448
Total loans		45,051	19,561
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	80	113
Current	[1]	44,852	19,213
Total loans	[1],[2]	44,932	19,326
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		119	235
Total loans		119	235
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	80
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	0	80
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		80	33
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	80	33
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		4,022,361	3,851,696
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		14,666	16,223
Current		3,691,030	3,479,212
Total loans		3,705,696	3,495,435
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	13,129	15,064
Current	[1]	2,593,652	2,526,376
Total loans	[1]	2,606,781	2,541,440
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,537	1,159
Current		1,097,378	952,836
Total loans		1,098,915	953,995
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,585	3,986
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,220	3,444
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		365	542
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,499	292
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	982	292
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		517	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		11,582	11,945
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	10,927	11,328
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		655	617
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		216	386
Current		74,255	87,953
Total loans		74,471	88,339
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	169	323
Current	[1]	59,231	69,468
Total loans	[1]	59,400	69,791
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		47	63
Current		15,024	18,485
Total loans		15,071	18,548
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		120	246
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	120	183
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	63
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1	7
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1	7
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		95	133
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	48	133
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		47	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,018	1,652
Current		240,176	266,270
Total loans		242,194	267,922
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	2,018	1,522
Current	[1]	191,636	219,965
Total loans	[1]	193,654	221,487
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	130
Current		48,540	46,305
Total loans		48,540	46,435
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		401	312
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	401	232
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	80
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		344	149
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	344	149
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,273	1,191
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	1,273	1,141
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	50
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		63	48
Current		9,554	10,953
Total loans		9,617	11,001
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	46	48
Current	[1]	7,764	8,658
Total loans	[1]	7,810	8,706
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		17	0
Current		1,790	2,295
Total loans		1,807	2,295
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	37
Installment [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	3	37
Installment [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		7	0
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	8
Installment [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	0	8
Installment [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	0
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		43	3
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due	[1]	43	3
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey and Massachusetts.